Disclosure of detailed information about provision for reclamation and rehabilitation (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 1	$ 2,031
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 2	1,738
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 3	3,993
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 4	0
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 5	7,762
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 6	27
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 7	17
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 8	40
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 9	0
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 10	84
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 11	2,058
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 12	1,755
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 13	4,033
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 14	0
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 15	7,846
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 16	28
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 17	17
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 18	41
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 19	0
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 20	86
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 21	0
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 22	0
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 23	0
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 24	50
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 25	50
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 26	2,086
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 27	1,772
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 28	4,074
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 29	50
Provison For Reclamation And Rehabilitation Disclosure Of Detailed Information About Provision For Reclamation And Rehabilitation 30	$ 7,982